Long-term debt - Narrative (Details) $ in Billions	Dec. 31, 2022 USD ($)
Debt Disclosure [Abstract]
Notes and debentures that mature in 2022	$ 5.3
Notes and debentures that mature in 2023	4.9
Notes and debentures that mature in 2024	5.2
Notes and debentures that mature in 2025	4.0
Notes and debentures that mature in 2026	$ 1.6